Sector Regulations and Electricity System Operations	12 Months Ended
Dec. 31, 2019
SECTOR REGULATIONS AND ELECTRICITY SYSTEM OPERATIONS
SECTOR REGULATIONS AND ELECTRICITY SYSTEM OPERATIONS

4.     SECTOR REGULATIONS AND ELECTRICITY SYSTEM OPERATIONS

1)    Regulatory framework

The electricity sector is regulated by the General Law of Electrical Services (Law No 20,018 the “Chilean Electricity Law”), also known as DFL No. 1 of 1982, of the Ministry of Mining – whose compiled and coordinated text was established in DFL No. 4 issued in 2006 by the Ministry of Economy (the “Electricity Law”) – as well as by an associated regulation (D.S. No. 327 issued in 1998).

The main authority in energy matters is the Ministry of Energy, which is responsible for proposing and driving public policies for energy matters, strengthening coordination and expediting a comprehensive look at the sector. It was born on February 1, 2010 as an autonomous agency, after years of being part of the Ministry of Mines.

Answering to the Ministry of Energy are the regulatory agency of the power sector (the National Energy Commission) and the auditing agency (Superintendency of Electricity and Fuels). The Ministry also has the Chilean Nuclear Energy Commission (CChEN), with the Agency of Energy Sustainability.

The CNE, which has the authority to propose regulated tariffs (node prices) and to approve plans for the construction of new generating units. Besides, the SEF, supervises and oversees compliance with the laws, regulations, and technical standards that govern the generation, transmission, and distribution of electricity, as well as liquid fuels, and gas.

Furthermore, the law considers a Panel of Experts, made up of experts whose main function is to resolve any discrepancies occurring with regard to matters stipulated in the Electricity Law and in the application of other laws involving energy matters, by means of binding decrees.

From a physical viewpoint, the Chilean electrical sector is divided into three electrical grids: the Sistema Electrico Nacional (“SEN”), and two separate medium-size grids located in southern Chile, one in Aysén and the other in Magallanes. The SEN was created in November 2017 with the interconnection of the Sistema Interconectado Central (“SIC”) and Sistema Interconectado del Norte Grande (“SING”). Until the interconnection, the SIC constituted the main electrical grid of Chile, which extended longitudinally 2,400 km and connected the country from Taltal in the north to Quellón, on the island of Chiloé in the south. Besides, the SING covered the northern part of the country, from Arica down to Coloso a length of some 700 km.

The Chilean power industry has basically three activities – Generation, Transmission and Distribution. Power facilities associated with these three activities are obligated to operate in an interconnected, coordinated manner, with the main purpose of providing the market with electrical energy at minimum cost and within the standards of service quality and safety required by the electricity regulations.

As essential services, the power transmission and distribution businesses are natural monopolies; these segments are regulated as such by the Electricity Law, which requires free access to networks and regulates rates.

Two products (Energy and Power) and sundry services are provided in the electricity market. In particular, the National Electricity Coordinator is in charge of making the balances, determining the respective transfers between generating companies and calculating the marginal hourly cost, at which price the energy transfers are valued. For its part, the CNE determines the Power prices.

Consumers are classified according to the size of their demand into regulated or unregulated customers. Regulated customers are those that have a connected capacity of less than 5,000 kW. Without detriment to the above, customers with a connected power of between 500 kW and 5,000 kW may opt for a regulated or unregulated rates system.

Limits on integration and concentration

Chile has legislation in effect that defends free competition and, together with specific regulations that apply to the electricity market, defines criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, the regulator allows the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and company purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and to the need to guarantee adequate access to all agents. The Chilean Electricity Law establishes limits for participation of generation or distribution companies in the Trunk Transmission Systems and prohibits participation of Trunk Transmission Systems companies in the generation and distribution segment.

1.1.     Generation segment

Generation companies must comply with the operation plan of the CISEN. However, each generation company is free to decide whether to sell its energy and capacity to regulated or unregulated customers. Any surplus or deficit between a company’s sales to its customers and its energy supply is sold to, or purchased from, other generators at the spot market price.

A power generation company may have the following types of customers:

(i)

Unregulated customers: Those customers, mainly industrial and mining companies, with a connected capacity higher than 5,000 kW. These customers can freely negotiate prices for electrical supply with generators and/or distributors. Those customers with connected capacity between 500 and 5,000 kW have the option to contract energy at prices agreed upon with their suppliers or be subject to regulated prices, with a minimum term of at least four years under each pricing system.

(ii)

Distribution companies that supply power to regulated customers: distinguishing supply from its regulated and free customers. For the supply of their regulated customers, the distribution companies buy energy from the generating companies through Participation in public tenders regulated by the CNE for the supply to their free customers through bilateral contracts.

(iii)

Other Generation Companies in Spot market: The relationship between generating companies can occur through bilateral contracts or due to transfers. This represents energy and capacity transactions among generating companies that result from the CISEN’s coordination to keep the system running as economically as possible, where the surpluses (deficits) between a generator’s energy supply and the energy it needs to comply with business commitments are transferred through sales (purchases) to (from) other generators in the CISEN, valued at the marginal cost, while node prices for capacity are set every semester by the regulators.

In Chile, the capacity that must be paid to each generator depends on an annual calculation performed according to current regulations by the CISEN, to determine the sufficiency capacity of each power plant, a value that depends mainly on the availability both of the facilities as such, and of the generation resource according to the technology.

Non-Conventional Renewable Energy

Law No. 20,257 was enacted in April of 2008 to encourage the use of Non-Conventional Renewable Energy (“NCRE”). The principal aspect of this law is that at least 5% of the energy sold by generation companies to their customers must come from renewable sources between years 2010 and 2014. This requirement progressively increases by 0.5% from 2015 until 2024, when a 10% renewable energy requirement will be reached. This law was amended in 2013 by Law No. 20,698, dubbed the “20/25 law,” as it establishes that by 2025, 20% of energy supplied will be generated by NCRE. It does not change the previous law’s plan for supplying energy under agreements in effect in July 2013.

1.2.    Transmission segment

The transmission segment is comprised of a combination of lines, substations and equipment for the transmission of electricity from the production points (generators) to the centers of consumption or distribution, which do not correspond to distribution facilities. The transmission segment is divided into National Transmission System, Development Poles Transmission System, Zonal Transmission System, Dedicated Transmission System and International Interconnection Systems.

The transmission system is open access, and transmission companies may impose rights of way over the available transmission capacity under non-discriminatory conditions. The fees of the existing facilities of the National Transmission System and Zonal Transmission System is determined through a tariff setting process that is carried out every four years. In that process, the Annual Value of the Transmission is determined, which comprises efficient operation and maintenance costs and the annuity of the investment value, determined on the basis of a discount rate fixed by the authority on a quarterly basis (minimum 7% after tax) and the economic useful life of the facilities.

The planning of the National and Zonal Transmission Systems corresponds to a regulated and centralized process, where the CISEN annually issues an expansion plan, which is published by the National Energy Commission to receive proposals from companies. The Expansion Plan Report can receive comments from participants and must be approved ultimately by the CNE.

The expansions of both systems are carried out through open tenders, distinguishing between new projects and expansion of existing facilities projects. For new projects open tenders are considered, being the successful bidder the owner of the facilities. In the case of expansion of existing facilities, the owner of the original facilities is also the owner of its extension and has the obligation to tender its construction. Both types of tenders are managed by the Coordinator.

The bids correspond to the value resulting from the tender, which constitutes the income for the first 20 years from the start of operation. As of the year 21, the fees of such transmission facilities are determined as if they were existing facilities.

Current regulations state that the income for transmission is the sum of the tariff revenues and the collection of charges for the use of the transmission systems. These charges are defined (CLP$ / kWh) by the CNE, on a half-yearly basis.

1.3.    Distribution segment

The distribution segment is defined for regulatory purposes as all electricity supplied to end customers at a voltage no higher than 23 kW.

Distribution companies operate under a public service concession regime, having the obligation to provide service to all customers and clients submitted to regulated tariffs (clients with a connected capacity inferior to 5,000 kW, except for clients between 500 and 5,000 kW- connected capacity who exercise their option to opt for an unregulated tariff). It should be noted, that clients with an unregulated tariff could negotiate their supply with any supplier (distribution or generation company) by paying a regulated usage charge for the use of the distribution network.

Regarding price regulation, the Chilean Electricity Law establishes that the distribution companies must permanently have available energy supply, on the basis of open, non-discriminatory and transparent public tenders. These bidding processes are managed by the CNE and are carried out at least five years in advance. The result of the process is a “pay as bid” contract, with an extension up to 20 years. In case of unforeseen deviations in the projections of demand, the regulator has the authority to carry out a short-term tenders. In addition, a reimbursement mechanism exists allowing supply without contract.

The tariffs setting for this segment are set every four years on the basis of a costs study in order to determine the distribution value added (VAD). VAD determination is based on an enterprise outline efficient model and concept of typical area.

On December 21, 2019, the Ministry of Energy published Law No. 21,194 (Short Law) that reduces the Profitability of Distribution Companies and improves the electricity distribution tariff process. As a result, the process for determining distribution tariffs in the 4-year period 2020-2024 incorporates the provisions of this Law.

For the process of determining VAD, the CNE classifies companies with similar distribution costs by groups named "typical areas". For each typical area, the CNE commissions studies by independent consultants to determine the associated costs with an efficient model company considering fixed costs, average energy and power losses and standard investment, maintenance and operating costs associated with the distribution, including some restrictions faced by distribution companies. The calculation of the annual investment costs considers the New Replacement Value (NRV) of the facilities adapted to the demand, their useful life and an update rate, calculated every four years by the National Energy Commission, which cannot be less than 6% or greater than 8% annually after tax.

Subsequently, tariffs are structured and the economic after tax rate of return is validated, and that rate cannot differ by more than two points upwards and three points downwards from the rate defined by the National Energy Commission.

Additionally, every four years a review of Services Associated with the calculation of VAD is carried out, which do not represent energy supply and which the Free Competition Court qualifies as subject to tariff regulation.

The Chilean distribution tariff model is a consolidated model, which already had eight cycles of tariff settings since the enactment of the General Electric Services Law in 1982.

2)    Regulatory Developments in 2019

Laws Published in 2019

Law No. 21,185, of the Ministry of Energy, published on November 2, 2019 sets up a Transitional Mechanism for the Stabilization of Electric Power Prices for Customers subject to Tariff Regulation. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T / 2018) and will be called “ Stabilized Price to Regulated Client ”(PEC). Between January 1, 2021 and until the end of the stabilization mechanism, the prices will be those established half-yearly in accordance with article 158 of the Electricity Law, but may not exceed the PEC adjusted for the Consumer Price Index as of January 1, 2021 based on the same date (adjusted PEC). Any billing differences will generate an account receivable in favor of electricity generation companies with a limit of US 1,350 million until 2023. The balance must be recovered no later than December 31, 2027.

Law No. 21,194, of the Ministry of Energy, published on December 21, 2019, effective as of that same date reduces the profitability of Distribution Companies and improves the electricity distribution’s tariff process. Through this Law, the proportional application  of two thirds for the VAD study carried out by the National Energy Commission and one third for the VAD study carried out by the distribution companies is eliminated, and is replaced with a single study requested by the National Energy Commission. On the other hand, the rate for updating the calculation of annual investment costs is changed from the actual annual 10% to a rate calculated by the National Energy Commission every four years, which cannot be less than 6% or greater than 8% a year after tax. The distribution companies’ after-tax rate of return may not differ by more than two points upwards and three points downwards from the rate defined by the National Energy Commission. Additionally, as of January 2021, distribution companies must have a single line of business.

CNE 2019 Regulatory Plan

Under the Exempt Resolution No. 790 dated December 10, 2018, in accordance with the provisions of Article 72-19 of the General Electric Services Law, CNE published its Annual Work Plan for the preparation of the technical regulations for 2019. The document defines the general guidelines and the programmatic priorities of the CNE's Regulatory Work Plan 2019 and the pending regulatory procedures of the 2019 Plan, the preparation of which will continue being performed during 2019.

Regulations Published in 2019

Regulation of Supplementary Services. On March 27, 2019, the Ministry of Energy approved Decree No. 113/2017 which is the Supplementary Services Regulation referred to in article No. 72-7 of the General Law of Electric Services, but this Decree's effective date is January 1, 2020.

3)    Energy Tenders

Under the current law for energy tenders, three bidding processes have been carried out: Supply Bidding No. 2015/01, Supply Bidding No. 2015/02 and Supply Bidding No. 2017/01. In addition, the National Energy Commission reported the start of a fourth process called Supply Tender 2019/01.

Supply Bidding No. 2015/02 was launched in June 2015 and finalized in October 2015. The final outcome of the process resulted in three energy blocks awarded for a total of 1.2 TWh (100%) per year at a weighted average price of US$79.3 per MWh.

Supply Bidding No. 2015/01 was launched in May 2015 and finalized in July 2016. The final outcome of the process resulted in five blocks awared for a total of 12.4 TWh/year (100%) to 84 companies at a weighted average price of US$47.6 per MWh, with new players being incorporated into the market.

The main award of Supply Bidding No. 2015/01 was Enel Generación Chile with 5.9 TWh per year, which represents a 47.6% of the total energy awarded.

Supply Bidding No. 2017/01 was launched in January 2017 and finalized in November 2017. The final outcome of the process resulted for a total of 2,200 TWh/year (100%) to 5 companies at a weighted average price of US$32.5 per MWh.

As in the previous process, the main successful bidder was Enel Generación Chile, which was awarded supply contracts of 1.2 TWh/year, representing 54% of the total awarded.

The 2019/01 Supply Tender process began in 2019, which contemplates a total amount of 5.8TWh /year to be included in the tender. The supply is to be awarded for the years 2026 to 2040. The deadline for submitting bids is May 27, 2020, as announced by the National Energy Commission.